SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
17. SUBSEQUENT EVENTS
We have evaluated subsequent events for recognition or disclosure in the unaudited condensed consolidated financial statements and no events have occurred that require recognition or disclosure, except for the following.
On May 28, 2020, the Partnership closed on the Purchase Agreement and acquired (i) all the outstanding limited liability company interests of Summit Investments, which is the sole member of SMP Holdings, which in turn owns (a) 34,604,581 common units representing limited partner interests in the Partnership (the “Common Units”) pledged as collateral under the Term Loan B, (b) 10,714,285 Common Units not pledged as collateral under the Term Loan B and (c) the right of SMP Holdings to receive the deferred purchase price obligation under the Contribution Agreement by and between the Partnership and SMP Holdings, dated February 25, 2016, as amended, and (ii) 5,915,827 Common Units held by SMLP Holdings, LLC, a Delaware limited liability company and an affiliate of ECP. The total purchase price under the Purchase Agreement was $35 million in cash and warrants to purchase up to 10 million Common Units. Pursuant to the Purchase Agreement, SMP Holdings will continue to retain the liabilities stemming from the release of produced water, from a produced water pipeline operated by Meadowlark Midstream Company, LLC that occurred near Marmon, North Dakota and was reported on January 6, 2015. We refer to the transactions contemplated by the Purchase Agreement as the “GP
Buy-In
Transaction.”
At the closing of the GP
Buy-In
Transaction, Summit Holdings, a Delaware limited liability company and wholly owned subsidiary of the Partnership (the “Borrower”), borrowed an aggregate principal amount of $35 million from certain affiliates of ECP pursuant to two separate term loan agreements that will mature on March 31, 2021 (“Term Loan Credit Agreements”), and upon the terms and subject to the other conditions set forth therein (the “Loans”). The Loans under the Term Loan Credit Agreements will bear interest at a rate of 8.00% per annum, and will generally be (i) guaranteed by the Partnership and each subsidiary of the Borrower that guarantees the obligations under the Borrower’s Revolving Credit Facility, and (ii) secured by a first priority lien on and security interest in all property that secures the obligations under the Revolving Credit Facility.
Upon closing of the GP
Buy-In
Transaction, all directors affiliated with ECP resigned from the Board of Directors. The Board of Directors now consists of a majority of independent directors. Additionally, the Third Amended and Restated Agreement of Limited Partnership of the Partnership was amended and restated, and the Amended and Restated Limited Liability Company Agreement of Partnership’s general partner was amended and restated, to, among other things, provide the holders of common units with voting rights in the election of directors of the Board of Directors on a staggered basis beginning in 2022.
On April 10, 2020, we received a formal notice from the New York Stock Exchange (“NYSE”) indicating noncompliance with the continued listing standard set forth in Rule 802.01C of the NYSE Listed Company Manual because the average closing price of our common units had fallen below $1.00 per unit over a period of 30 consecutive trading days, which is the minimum average unit price for continued listing on the NYSE. We have six months following the receipt of the formal noncompliance notice to cure the deficiency and regain compliance. During this period, our common units will continue trading on the NYSE under our existing ticker symbol, with the addition of a suffix indicating the “below criteria” status of our common units, as “SMLP.BC.” We intend to regain compliance with the NYSE listing standards by pursuing measures which include (i) enhanced capital discipline and operating margins, including a planned 30% reduction in 2020 capital expenditures and ongoing implementation of expense savings initiatives; (ii) debt reduction through capital markets transactions and asset sales; and potentially (iii) consummation of a reverse unit split, subject to approval from our board of directors.

19. SUBSEQUENT EVENTS
We have evaluated subsequent events for recognition or disclosure in the consolidated financial statements and no events have occurred that require adjustment to or disclosure in the consolidated financial statements, except for the following.
On May 28, 2020, the Partnership closed on the Purchase Agreement and acquired (i) all the outstanding limited liability company interests of Summit Investments, which is the sole member of SMP Holdings, which in turn owns (a) 34,604,581 common units representing limited partner interests in the Partnership (the “Common Units”) pledged as collateral under the Term Loan B, (b) 10,714,285 Common Units not pledged as collateral under the Term Loan B and (c) the right of SMP Holdings to receive the deferred purchase price obligation under the Contribution Agreement by and between the Partnership and SMP Holdings, dated February 25, 2016, as amended, and (ii) 5,915,827 Common Units held by SMLP Holdings, LLC, a Delaware limited liability company and an affiliate of ECP. The total purchase price under the Purchase Agreement was $35 million in cash and warrants to purchase up to 10 million Common Units. Pursuant to the Purchase Agreement, SMP Holdings will continue to retain the liabilities stemming from the release of produced water, from a produced water pipeline operated by Meadowlark Midstream Company, LLC that occurred near Marmon, North Dakota and was reported on January 6, 2015. We refer to the transactions contemplated by the Purchase Agreement as the “GP Buy-In Transaction.”
At the closing of the GP Buy-In Transaction, Summit Holdings, a Delaware limited liability company and wholly owned subsidiary of the Partnership (the “Borrower”), borrowed an aggregate principal amount of $35 million from certain affiliates of ECP pursuant to two separate term loan agreements that will mature on March 31, 2021 (“Term Loan Credit Agreements”), and upon the terms and subject to the other conditions set forth therein (the “Loans”). The Loans under the Term Loan Credit Agreements will bear interest at a rate of 8.00% per annum, and will generally be (i) guaranteed by the Partnership and each subsidiary of the Borrower that guarantees the obligations under the Borrower’s Revolving Credit Facility, and (ii) secured by a first priority lien on and security interest in all property that secures the obligations under the Revolving Credit Facility.
Upon closing of the GP Buy-In Transaction, all directors affiliated with ECP resigned from the Board of Directors. The Board of Directors now consists of a majority of independent directors. Additionally, the Third Amended and Restated Agreement of Limited Partnership of the Partnership was amended and restated, and the Amended and Restated Limited Liability Company Agreement of Partnership’s general partner was amended and restated, to, among other things, provide the holders of common units with voting rights in the election of directors of the Board of Directors on a staggered basis beginning in 2022.